Investments in associates and joint ventures - Acquisitions and divestiture (Details) $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Nov. 30, 2016	Apr. 30, 2016 USD ($)	Mar. 31, 2015 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investments in associates and joint ventures
Results from operation with noncontrolling interest						$ (767)	$ 2	$ 866
Proceeds from disposal of assets and investments						922	543	1,456
Transactions with noncontrolling stockholders						98	17	(1,049)
Number joint ventures incorporated | item					2
Cash proceeds					$ 97
Gain recognized as impairment and others results in associates and joint ventures					18	(180)	(1,220)	(349)
Gain recognized as results on measurement or sales of non-current assets					$ 193	(294)	$ (1,240)	$ (8,708)
Nacala Logistics Corridor
Investments in associates and joint ventures
Ownership held (as a percent)			66.70%
Consideration received from the sale of interest in subsidiary		$ 690
Derecognized the assets and liabilities classified as held for sale						4,144
Recognized a gain in the income statement related to the sale and the re-measurement at fair value						458
Reclassification of gain related to the cumulative translation adjustments on to income statements						11
Nacala Logistics Corridor | Property, plant and equipment and intangibles
Investments in associates and joint ventures
Derecognized the assets and liabilities classified as held for sale						4,063
Nacala Logistics Corridor | Cash and cash equivalents
Investments in associates and joint ventures
Derecognized the assets and liabilities classified as held for sale						$ 14
Nacala Logistics Corridor | Mitsui & Co., Ltd
Investments in associates and joint ventures
Percentage of ownership sold in subsidiaries		50.00%	50.00%
Vale Mocambique S.A.
Investments in associates and joint ventures
Ownership held (as a percent)		81.00%				81.00%
Ownership held to be sold (as a percent)			15.00%
Results from operation with noncontrolling interest						$ 105
Transactions with noncontrolling stockholders						255
Vale Mocambique S.A. | Mitsui & Co., Ltd
Investments in associates and joint ventures
Percentage of ownership sold in subsidiaries		15.00%
Thyssenkrupp Companhia Siderurgica do Atlantico Ltd
Investments in associates and joint ventures
Percentage of ownership sold				100.00%
% Ownership				26.87%
Losses on disposals of investments				$ (75)
Yankuang
Investments in associates and joint ventures
Percentage of ownership sold								100.00%
Recognized gain								$ 79
Nacala Logistics Corridor
Investments in associates and joint ventures
Proceeds from disposal of assets and investments						435
Nacala BV
Investments in associates and joint ventures
Project finance cost receivable which will be used to settle a portion of the loan outstanding balance	$ 2,700
Nacala BV | Nacala Logistics Corridor
Investments in associates and joint ventures
Recognized a gain in the income statement related to the sale and the re-measurement at fair value						$ 447